Operating segments	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Operating segments	Operating segments
i)                   Basis for segmentation
The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.
The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Deliveries	Connecting driver-partners and merchant-partners with consumers to create a localized logistics platform, facilitating and performing on-demand and scheduled delivery of a wide variety of daily necessities, including ready-to-eat meals and groceries, as well as point-to-point parcel delivery. It also includes delivery services in certain markets for which the Group is directly responsible; the offering of a variety of daily necessities through the operation of a chain of physical stores in certain markets; and advertising revenue arising from promoted listings and banner advertisements, enabling merchant-partners to promote their businesses on the Grab platform.
Mobility	Connecting consumers with rides provided by driver-partners across a wide variety of multi-modal mobility options including private cars, taxis, motorcycles (in certain markets), and shared mobility options, such as carpooling. It also includes vehicle rental for driver-partners; and advertising revenue arising from online and offline advertising solutions which include in-car product placements and mobile billboards.
Financial services	Digital solutions offered by and with business partners to address the financial needs of driver and merchant partners and consumers, including digital payments, lending, receivables factoring, digital banking services in certain markets, insurance distribution and associated advertising revenue.
Others	Suite of offerings including mapping services and anti-fraud offerings.
ii)                  Information about reportable segments
The CODM evaluates operating segments based on revenue and Segment Adjusted EBITDA. Segment reporting revenue is disclosed in Note 20.
Segment Adjusted EBITDA is defined as profit (loss) of each operating segment adjusted to exclude: (i) net finance income (costs), including interest income (expenses), foreign exchange gain (loss) and changes in fair value of financial assets and liabilities, (ii) other income (expenses), (iii) income tax expenses (credit), (iv) depreciation and amortization, (v) share-based compensation expenses, (vi) costs related to mergers and acquisitions, (vii) impairment losses on goodwill and non-financial assets, (viii) restructuring costs, (ix) legal, tax and regulatory settlement provisions, (x) regional corporate costs and (xi) other items not indicative of our ongoing operating performance.
Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	2024	2023	2022
(in $ millions)	$	$	$
Segment Adjusted EBITDA
Deliveries	196	81	(390)
Mobility	569	466	297
Financial services	(105)	(170)	(278)
Others	3	(1)	*
Total reportable Segment Adjusted EBITDA	663	376	(371)
Regional corporate costs	(350)	(398)	(422)
Other income	13	17	15
Depreciation and amortization	(147)	(145)	(150)
Share-based compensation expenses	(279)	(304)	(412)
Impairment losses on goodwill and non-financial assets	—	*	(5)
Restructuring costs	(14)	(56)	(8)
Legal, tax and regulatory settlement provisions	(54)	(9)	(20)
Operating loss	(168)	(519)	(1,373)
Income tax expense	(63)	(19)	(6)
Net finance income/(costs)	81	60	(353)
Share of loss of equity - accounted investees (net of tax)	(8)	(7)	(8)
Loss for the year	(158)	(485)	(1,740)
*Amount less than $1 million
Assets and liabilities are predominantly reviewed by the CODM at a consolidated level and not at a segment level. Within the Group’s non-current assets are property, plant and equipment which are primarily located in Singapore, Malaysia and Indonesia. Other non-current assets such as intangible assets, goodwill and other investments are predominantly regional assets that are not attributed to a segment.
With effect from January 1, 2024, the Group changed the composition of its operating segments to align with changes in how its businesses are managed and performances evaluated by the CODM. These changes include:
•operating segments identified as Deliveries, Mobility, Financial services and Others (previously Deliveries, Mobility, Financial services, and Enterprise and new initiatives)
•revenue from the advertising business previously reported within the Enterprise and new initiatives segment are now reported in the Mobility, Deliveries and Financial services segments in accordance with the respective advertising products;
•a portion of payment transaction revenues, transaction costs and other relevant support costs previously reported in the Financial services segment that relate to the Mobility and Deliveries transactions now being allocated to these respective segments;
•selected regional corporate costs that support the Mobility, Deliveries and Financial services segments are now being allocated to these respective segments;
•realized foreign exchange gains/(losses) are excluded from Segment Adjusted EBITDA, as compared to only unrealized foreign exchange gain (loss) in previous financial reporting periods
After these changes, the Group's reportable segments are Deliveries, Mobility, Financial services and Others with the related previously reported segment information recast accordingly. These reporting changes have no impact on previously reported consolidated statements of financial position, statement of profit or loss and other comprehensive income, statement of changes in equity or statement of cash flows.